Accrued Expenses And Other Current Liabilities - Summary of Accrued Liabilities And Other Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Current maturities of loan	$ 275	$ 246
Warranty provision	27	61
Accrued expenses	2,536	3,367
Other	16
Total	$ 2,854	$ 3,674